Business combination	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Business combination
13.	Business combination
The Company concluded on November 30, 2020, through its wholly owned subsidiary Embraer Defesa e Segurança Participações S.A. (“EDSP”), the control acquisition of Tempest Serviços de Informática S.A. and its subsidiaries (“Tempest”), the largest cybersecurity company in Brazil.
The acquisition was concluded in steps, since previously the purchase of majority stake of 52.8% as of November 30, 2020, the Company maintained indirect stake of 8.4% on Tempest through the FIP Aeroespacial. Upon completion of the business combination, the Company’s total stake increased to 61.2%.

Purchase consideration
Cash paid	8.3
Deferred consideration	16.1
Contigent consideration	0.4

Total purchase consideration	24.8

Indemnification asset	(1.3)
Fair value of previously held interest on the acquired entity	3.9

Total consideration	27.4

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	4.2
Trade accounts receivable	3.0
Receivables from controlling shareholders	13.6
Other assets	1.7
Property, plant and equipment, net	1.1
Intangible assets, net	18.6
Right of use	1.5
Trade accounts payable and other payables	(4.9)
Loans and financing	(7.0)
Lease liability	(1.6)
Provisions for labor, tax or civil contingencies	(1.3)

Total of net identifiable assets acquired	28.9

Non-controlling interest	(11.7)
Goodwill	10.2

27.4

The fair value of acquired identifiable net assets, comprising intangible assets of US$ 18.6 (including brands) and provisions for labor, tax or civil contingencies of US$ 1.3, are provisory and still pending on receipt of final valuation reports of such assets and liabilities. The goodwill generated of US$ 10.2 is attributable to the workforce and profitability of the acquired business. It will not be deductible for income tax purposes.
Revenues, expenses and net income for the fiscal year generated by the acquired business and consolidated by the Company, including pro forma data had the Company acquired control since January 1 st
, 2020, is not material for the Company’s consolidated financial statements.
Contingent liabilities of US$ 1.3 were recognized as a result of administrative and legal demands claimed by Tempest. The selling shareholders agreed under the contractual terms to indemnify the Company in the event of payment of these contingent liabilities existing on the date of the business combination, as well as guarantees were established to mitigate the credit risk.
The Company recognized the
non-controlling
interest at proportionate shares (38.8%) of the acquired identifiable net assets. This decision is made on an acquisition-by-acquisition
basis.
As a result of the fair value measurement of previously stake held before the business combination, the Company recognized in the statements of income a loss of US$ 0.8. Previously such stake was measured at fair value though profit or loss by FIP Aeroespacial.
As part of the shareholders agreement and other obligations assumed, it was established a lock-up
period of up to 4 years for the retention of the
non-controlling
shareholders in the Tempest structure, as well as the Company has received call options and granted put options to the non-controlling
shareholders in symmetrical terms and exercisable after the
lock-up
period at fair value with the purpose of buying and selling the non-controlling
interest by EDSP or other subsidiaries of Embraer. The Company recognized this derivate financial instrument in the total of US$ 22.2 as long-term other payables (Note 21) and reduction of controlling shareholders equity since the risks and rewards of non-controlling
interest are still held by the
non-controlling
shareholders. Subsequent measurement at fair value will be reflected in the shareholders equity until the effective exercise of expiration of the written options.